Property, Plant and Equipment Schedule of Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (2,535)	$ (2,908)
Property, plant and equipment, net	2,012	2,872
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	77	138
Buildings and related improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,306	1,512
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,793	3,655
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 371	$ 475